Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

8. Leases

The Company adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. The Company elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. In addition, adoption of the new standard resulted in the recording of right of use assets and associated lease liabilities of approximately $1 million each as of January 1, 2019.

Operating lease expense for the years ended December 31, 2021, 2020 and 2019 was $402,416, $538,427 and $408,410, respectively.

Supplemental balance sheet information related to leases is as follows:

	Location on Face of	December 31,
	Balance Sheet	2021
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$155,223

Current operating lease liabilities	Operating lease liabilities - current	$97,054
Noncurrent operating lease liabilities	Operating lease liabilities	62,057

Total operating lease liabilities		$159,111

Weighted average remaining lease term (in years):
Operating leases		1.04

Weighted discount rate:
Operating leases		4.75%

Maturities of lease liabilities were as follows:

For the year ended December 31,	Operating lease
2022	$102,110
2023	30,353
2024	14,928
2025	15,674
2026	5,311
Total	$168,376
Less: amount representing interest	9,265
Present value of future minimum lease payments	159,111
Less: Current obligations	97,054
Long-term obligations	$62,057

As of December 31, 2021 and 2020, the Company has additional operating lease commitments that have not yet commenced of approximately $0 and $25,748.